Basis of Presentation and Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) Lessee	Jun. 30, 2022 USD ($) Lessee	Dec. 31, 2022 USD ($)
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Investments in marketable equity securities with readily determinable fair values	$ 0		$ 0		$ 1,411,000
Total Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee			0	0
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis	4,365,000		$ 4,365,000		$ 3,556,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use	0	$ 0	0	$ 0
Impairment (recovery) charges to write-off containers	0	1,068,000	0	1,068,000
Gain on container recovery		827,000		827,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals	$ 66,000	$ 253,000	$ 1,811,000	$ 603,000